Income taxes - Expiration of non-capital losses for income tax purposes (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 86,826
2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2
2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	151
2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	128
2031
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	605
2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,409
2033
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,893
2034
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,200
2036
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,207
2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	17,922
2038
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 48,309